UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21224

Investment Company Act File Number

Eaton Vance Michigan Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

December 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Michigan Municipal Bond Fund

December 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 153.0%

Security	Principal Amount (000’s omitted)	Value
Education — 5.9%
Michigan Technological University, 4.00%, 10/1/36	$570	$595,080
Wayne State University, 5.00%, 11/15/40	675	762,446

		$1,357,526

Electric Utilities — 7.5%
Holland, Electric Utility System, 5.00%, 7/1/39	$865	$995,520
Michigan Public Power Agency, 5.00%, 1/1/43	700	752,850

		$1,748,370

General Obligations — 26.0%
Buchanan Community Schools, 4.00%, 5/1/31	$500	$536,970
Comstock Park Public Schools, 5.125%, 5/1/31	205	229,530
Comstock Park Public Schools, 5.25%, 5/1/33	165	184,458
East Grand Rapids Public Schools, 5.00%, 5/1/39	665	748,817
Grass Lake Community Schools, 5.00%, 5/1/30	430	510,062
Lansing Community College, 5.00%, 5/1/30	1,000	1,161,680
Plymouth-Canton Community Schools, 4.00%, 5/1/33	750	799,875
Walled Lake Consolidated School District, 5.00%, 5/1/34	635	729,736
Watervliet Public Schools, 5.00%, 5/1/38	1,000	1,129,930

		$6,031,058

Hospital — 23.6%
Grand Traverse Hospital, 5.375%, 7/1/35	$750	$835,073
Kalamazoo Hospital Finance Authority, (Bronson Health Care Group), 5.25%, 5/15/33	500	543,900
Kent Hospital Finance Authority, (Spectrum Health System), 5.00%, 1/15/31	750	835,297
Michigan Finance Authority, (McLaren Health Care), 5.00%, 6/1/35	750	836,017
Michigan Finance Authority, (Oakwood Obligated Group), 5.00%, 11/1/32	500	557,265
Michigan Hospital Finance Authority, (Trinity Health Corp.), 5.00%, 12/1/48	700	760,389
Royal Oak Hospital Finance Authority, (William Beaumont Hospital), 5.00%, 9/1/39	1,000	1,112,840

		$5,480,781

Insured-Bond Bank — 3.0%
Puerto Rico Municipal Finance Agency, (AGM), 5.00%, 8/1/27	$700	$699,965

		$699,965

Insured-Education — 2.1%
Ferris State University, (AGC), 5.125%, 10/1/33	$435	$474,420

		$474,420

Insured-Electric Utilities — 2.6%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	$610	$608,780

		$608,780

Insured-Escrowed/Prerefunded — 18.1%
Michigan Building Authority, (AGM), (FGIC), Prerefunded to 10/15/16, 0.00%, 10/15/29	$560	$293,093
Michigan Building Authority, (NPFG), Prerefunded to 10/15/16, 0.00%, 10/15/30	1,060	527,647
Michigan Hospital Finance Authority, (St. John Health System), (AMBAC), Escrowed to Maturity, 5.00%, 5/15/28	1,135	1,139,585
Michigan House of Representatives, (AMBAC), Escrowed to Maturity, 0.00%, 8/15/23	2,615	2,246,390

		$4,206,715

Security	Principal Amount (000’s omitted)	Value
Insured-General Obligations — 31.3%
Battle Creek, (BAM), 5.00%, 6/1/33	$250	$269,440
Bay City Brownfield Redevelopment Authority, (BAM), 5.375%, 10/1/38	500	559,525
Livonia Public Schools, (AGM), 5.00%, 5/1/43	750	839,670
Okemos Public Schools, (NPFG), 0.00%, 5/1/19	1,330	1,253,232
Pinconning Area Schools, (AGM), 5.00%, 5/1/33	1,000	1,046,520
Royal Oak, (AGC), 6.25%, 10/1/28	1,000	1,123,330
South Haven Public Schools, (AGM), 5.00%, 5/1/40	500	569,505
South Haven Public Schools, (BAM), 5.00%, 5/1/41	950	1,066,784
Westland Tax Increment Finance Authority, (BAM), 5.25%, 4/1/34	500	551,870

		$7,279,876

Insured-Lease Revenue/Certificates of Participation — 4.0%
Michigan Building Authority, (AGM), (FGIC), 0.00%, 10/15/29	$440	$228,289
Michigan Building Authority, (NPFG), 0.00%, 10/15/30	1,440	709,877

		$938,166

Insured-Special Tax Revenue — 1.2%
Puerto Rico Sales Tax Financing Corp., (AGM), 0.00%, 8/1/33	$560	$191,554
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	615	92,293

		$283,847

Insured-Water and Sewer — 13.6%
Grand Rapids Water Supply System, (AGC), 5.00%, 1/1/29	$1,000	$1,097,660
Michigan Finance Authority, (Detroit Water & Sewerage Department), (AGM), 5.00%, 7/1/31	1,500	1,715,145
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	355	355,280

		$3,168,085

Lease Revenue/Certificates of Participation — 4.6%
Michigan Strategic Fund, (Facility for Rare Isotope Beams), 4.00%, 3/1/30	$1,000	$1,065,710

		$1,065,710

Special Tax Revenue — 5.0%
Michigan Trunk Line Fund, 5.00%, 11/15/36	$1,000	$1,158,810

		$1,158,810

Water and Sewer — 4.5%
Grand Rapids, Sanitary Sewer System, 5.00%, 1/1/28	$605	$771,798
Port Huron, Water Supply System, 5.25%, 10/1/31	250	275,743

		$1,047,541

Total Tax-Exempt Investments — 153.0% (identified cost $32,629,534)		$35,549,650

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (12.0)%		$(2,800,066)

Institutional MuniFund Term Preferred Shares, at Liquidation Value — (45.3)%		$(10,525,000)

Other Assets, Less Liabilities — 4.3%		$1,004,852

Net Assets Applicable to Common Shares — 100.0%		$23,229,436

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Fund invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2015, 49.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.5% to 15.7% of total investments.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BAM	-	Build America Mutual Assurance Co.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

The Fund did not have any open financial instruments at December 31, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$32,575,718

Gross unrealized appreciation	$3,022,696
Gross unrealized depreciation	(48,764)

Net unrealized appreciation	$2,973,932

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$35,549,650	$—	$35,549,650
Total Investments	$—	$35,549,650	$—	$35,549,650

The carrying amount of the Institutional MuniFund Term Preferred Shares (iMTP Shares) at December 31, 2015 approximated its fair value. If measured at fair value, iMTP Shares would have been considered as Level 2 in the fair value hierarchy at December 31, 2015.

The Fund held no investments or other financial instruments as of September 30, 2015 whose fair value was determined using Level 3 inputs. At December 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Michigan Municipal Bond Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 22, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 22, 2016